SHORT-TERM BORROWINGS - THIRD PARTIES (Details) - USD ($) $ in Thousands		6 Months Ended	12 Months Ended
	Nov. 29, 2021	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
SHORT-TERM BORROWINGS-THIRD PARTIES
Borrowings from banks		$ 518,479	$ 226,772	$ 28,748
Loan term	1 year
Interest rate on short-term borrowings		4.03%	3.90%	3.90%
Line of credit		$ 946,716	$ 279,300	$ 28,748
Unused portion		262,569	14,119	$ 0
Short-term borrowings with restricted cash		336,757	0
Borrowings from banks
SHORT-TERM BORROWINGS-THIRD PARTIES
Borrowings from banks		517,902	226,772
Principal amount of debt		$ 151,118	$ 272,897
Loan term		1 year	1 year	1 year
Variable interest rate		0.10%
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]		lot:OneYearLoanPrimeRateMember
Borrowings from banks | PRC
SHORT-TERM BORROWINGS-THIRD PARTIES
Principal amount of debt		$ 439,922	$ 481,176	$ 28,170
Variable interest rate		0.25%		0.25%
Borrowings from banks | PRC | Minimum
SHORT-TERM BORROWINGS-THIRD PARTIES
Variable interest rate			0.10%
Borrowings from banks | PRC | Maximum
SHORT-TERM BORROWINGS-THIRD PARTIES
Variable interest rate			0.25%
Secured loans from a financial institution
SHORT-TERM BORROWINGS-THIRD PARTIES
Borrowings from banks		$ 577